SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Subsequent Event [Line Items]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
Globe Life has evaluated events related to the Plan subsequent to December 31, 2025, and through June 26, 2026, the date the financials were available to be issued. Other than those disclosed in Note A, no other subsequent events were identified that require adjustment or disclosure in the financial statements.